Nature of Operations and Going Concern (Details) - USD ($)		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Line Items]
Working capital	$ 57,156	$ 697,554
Accumulated deficit	$ (68,766,396)	$ (61,648,173)	$ (47,884,515)